UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-21411
Investment Company Act File Number
Eaton Vance Senior Floating-Rate Trust
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
October 31
Date of Fiscal Year End
July 31, 2011
Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance
Senior Floating-Rate Trust
July 31, 2011

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating-Rate Interests — 143.7%(1)

	Principal
	Amount*
Borrower/Tranche Description	(000’s omitted)		Value
Aerospace and Defense — 3.0%

Aeroflex, Inc.
Term Loan, 4.25%, Maturing May 9, 2018		675	$673,309
Booz Allen Hamilton, Inc.
Term Loan, 4.00%, Maturing August 3, 2017		474	475,801
DAE Aviation Holdings, Inc.
Term Loan, 5.26%, Maturing July 31, 2014		889	887,467
Term Loan, 5.26%, Maturing July 31, 2014		925	923,638
Delos Aircraft, Inc.
Term Loan, 7.00%, Maturing March 17, 2016		1,425	1,435,179
Doncasters (Dundee HoldCo 4 Ltd.)
Term Loan, 4.19%, Maturing May 15, 2015		391	368,174
Term Loan, 4.69%, Maturing May 13, 2016		391	368,174
Term Loan - Second Lien, 6.64%, Maturing January 13, 2016	GBP	500	763,275
Ducommun, Inc.
Term Loan, 5.50%, Maturing June 28, 2017		525	528,117
DynCorp International, LLC
Term Loan, 6.25%, Maturing July 5, 2016		817	822,871
Evergreen International Aviation
Term Loan, 12.25%, Maturing July 5, 2016		875	853,125
IAP Worldwide Services, Inc.
Term Loan, 9.25%, Maturing December 28, 2012		1,782	1,780,781
International Lease Finance Co.
Term Loan, 6.75%, Maturing March 17, 2015		850	855,388
Spirit AeroSystems, Inc.
Term Loan, 3.44%, Maturing September 30, 2016		1,553	1,563,653
TransDigm, Inc.
Term Loan, 4.00%, Maturing February 14, 2017		2,139	2,144,598
Wesco Aircraft Hardware Corp.
Term Loan, 4.25%, Maturing April 7, 2017		432	434,646
Wyle Services Corp.
Term Loan, 5.75%, Maturing March 27, 2017		854	858,417

			$15,736,613

Automotive — 5.2%

Allison Transmission, Inc.
Term Loan, 2.94%, Maturing August 7, 2014		3,704	$3,633,956
Autoparts Holdings, Ltd.
Term Loan, Maturing July 28, 2017(2)		400	398,000
Chrysler Group, LLC
Term Loan, 6.00%, Maturing May 24, 2017		3,250	3,169,767
Delphi Corp.
Term Loan, 3.50%, Maturing March 31, 2017		1,924	1,934,129
Federal-Mogul Corp.
Term Loan, 2.13%, Maturing December 29, 2014		2,438	2,328,573
Term Loan, 2.13%, Maturing December 28, 2015		3,064	2,926,197
Ford Motor Co.
Term Loan, 2.94%, Maturing December 16, 2013		1,405	1,405,553
Goodyear Tire & Rubber Co.
Term Loan - Second Lien, 1.94%, Maturing April 30, 2014		5,400	5,216,783
HHI Holdings, LLC
Term Loan, 7.00%, Maturing March 21, 2017		524	524,997
KAR Auction Services, Inc.
Term Loan, 5.00%, Maturing May 19, 2017		2,850	2,865,778

	Principal
	Amount*
Borrower/Tranche Description	(000’s omitted)	Value
Metaldyne, LLC
Term Loan, 5.25%, Maturing May 18, 2017	1,496	$1,495,315
TriMas Corp.
Term Loan, 4.25%, Maturing June 21, 2017	1,050	1,051,313

		$26,950,361

Brokers, Dealers and Investment Houses — 0.3%

Mondrian Investment Partners, Ltd.
Term Loan, 5.50%, Maturing July 12, 2018	1,400	$1,400,000

		$1,400,000

Building and Development — 2.4%

Armstrong World Industries, Inc.
Term Loan, 4.00%, Maturing March 9, 2018	648	$649,726
Beacon Sales Acquisition, Inc.
Term Loan, 2.22%, Maturing September 30, 2013	1,072	1,055,181
Brickman Group Holdings, Inc.
Term Loan, 7.25%, Maturing October 14, 2016	1,169	1,185,566
CB Richard Ellis Services, Inc.
Term Loan, 3.25%, Maturing March 5, 2018(3)	694	688,211
Term Loan, 3.69%, Maturing September 4, 2019	656	649,567
Forestar USA Real Estate Group, Inc.
Revolving Loan, 2.43%, Maturing August 6, 2013(3)	244	240,720
Term Loan, 6.50%, Maturing August 6, 2015	2,240	2,228,918
NCI Building Systems, Inc.
Term Loan, 8.00%, Maturing April 18, 2014	247	244,662
November 2005 Land Investors, LLC
Term Loan, 0.00%, Maturing March 31, 2011(4)	305	32,008
Panolam Industries Holdings, Inc.
Term Loan, 8.25%, Maturing December 31, 2013	1,563	1,516,310
RE/MAX International, Inc.
Term Loan, 5.50%, Maturing April 15, 2016	1,750	1,755,049
Realogy Corp.
Term Loan, 3.19%, Maturing October 10, 2013	138	130,965
Term Loan, 3.27%, Maturing October 10, 2013	663	628,436
South Edge, LLC
Term Loan, 0.00%, Maturing October 31, 2009(4)	1,588	1,529,291

		$12,534,610

Business Equipment and Services — 12.1%

Advantage Sales & Marketing, Inc.
Term Loan, 5.25%, Maturing December 18, 2017	1,841	$1,854,316
Affinion Group, Inc.
Term Loan, 5.00%, Maturing October 10, 2016	4,624	4,615,599
Allied Security Holdings, LLC
Term Loan, 5.00%, Maturing February 3, 2017	574	576,789
BakerCorp.
Term Loan, 5.00%, Maturing June 1, 2018	850	852,656
BAR/BRI Review Courses, Inc.
Term Loan, 6.00%, Maturing June 16, 2017	725	723,188
Dealer Computer Services, Inc.
Term Loan, 3.75%, Maturing April 20, 2018	2,400	2,407,500
Education Management, LLC
Term Loan, 2.00%, Maturing June 3, 2013	3,999	3,946,526
Fifth Third Processing Solutions, LLC
Term Loan, 4.50%, Maturing November 3, 2016	1,245	1,244,879
iPayment, Inc.
Term Loan, 5.75%, Maturing May 8, 2017	943	946,419
Kronos, Inc.
Term Loan, 2.00%, Maturing June 11, 2014	1,004	990,426

	Principal
	Amount*
Borrower/Tranche Description	(000’s omitted)		Value
Language Line, LLC
Term Loan, 6.25%, Maturing June 20, 2016		2,127	$2,141,261
Mercury Payment Systems Canada, LLC
Term Loan, 6.50%, Maturing July 3, 2017		650	654,875
Mitchell International, Inc.
Term Loan - Second Lien, 5.50%, Maturing March 30, 2015		1,000	955,000
NE Customer Service
Term Loan, 6.00%, Maturing March 23, 2016		1,636	1,635,536
Protection One Alarm Monitor, Inc.
Term Loan, 6.00%, Maturing June 4, 2016		1,575	1,579,932
Quantum Corp.
Term Loan, 3.75%, Maturing July 14, 2014		105	104,952
Quintiles Transnational Corp.
Term Loan, 5.00%, Maturing June 8, 2018		4,325	4,314,187
Sabre, Inc.
Term Loan, 2.21%, Maturing September 30, 2014		5,937	5,351,604
Safenet, Inc.
Term Loan, 2.69%, Maturing April 12, 2014		1,936	1,891,230
Serena Software, Inc.
Term Loan, 4.25%, Maturing March 10, 2016		474	462,743
Sitel (Client Logic)
Term Loan, 7.00%, Maturing January 30, 2017		1,567	1,574,535
Softlayer Tech, Inc.
Term Loan, 7.25%, Maturing November 5, 2016		647	653,016
Solera Holdings, LLC
Term Loan, 3.25%, Maturing May 16, 2014	EUR	723	1,030,751
SunGard Data Systems, Inc.
Term Loan, 1.94%, Maturing February 28, 2014		2,166	2,116,392
Term Loan, 3.85%, Maturing February 26, 2016		6,642	6,624,481
SymphonyIRI Group, Inc.
Term Loan, 5.00%, Maturing December 1, 2017		825	827,063
TASC, Inc.
Term Loan, 4.50%, Maturing December 18, 2015		1,447	1,449,090
Town Sports International, Inc.
Term Loan, 7.00%, Maturing May 4, 2018		1,022	1,027,550
TransUnion, LLC
Term Loan, 4.75%, Maturing February 12, 2018		1,895	1,899,988
Travelport, LLC
Term Loan, 4.75%, Maturing August 21, 2015		553	533,838
Term Loan, 4.75%, Maturing August 21, 2015		2,856	2,758,391
Term Loan, 6.04%, Maturing August 21, 2015	EUR	741	1,025,086
U.S. Security Holdings, Inc.
Term Loan, Maturing July 28, 2017(2)		118	116,993
Term Loan, Maturing July 28, 2017(2)		607	600,757
West Corp.
Term Loan, 2.63%, Maturing October 24, 2013		281	279,677
Term Loan, 4.50%, Maturing July 15, 2016		683	686,262
Term Loan, 4.50%, Maturing July 15, 2016		1,943	1,950,607

			$62,404,095

Cable and Satellite Television — 9.6%

Atlantic Broadband Finance, LLC
Term Loan, 4.00%, Maturing March 8, 2016		1,321	$1,324,809
Bragg Communications, Inc.
Term Loan, 2.75%, Maturing August 31, 2014		2,069	2,049,975
Bresnan Communications, LLC
Term Loan, 4.50%, Maturing December 14, 2017		1,244	1,245,446
Cequel Communications, LLC
Term Loan, 2.19%, Maturing November 5, 2013		2,140	2,121,562

	Principal
	Amount*
Borrower/Tranche Description	(000’s omitted)		Value
Charter Communications Operating, LLC
Term Loan, 3.50%, Maturing September 6, 2016		992	$989,342
Crown Media Holdings, Inc.
Term Loan, 5.75%, Maturing July 14, 2018		525	521,719
CSC Holdings, Inc.
Term Loan, 1.94%, Maturing March 29, 2016		2,871	2,842,792
DG FastChannel, Inc.
Term Loan, Maturing July 26, 2018(2)		1,625	1,613,828
Foxco Acquisition Sub, LLC
Term Loan, 4.75%, Maturing July 14, 2015		550	550,425
Insight Midwest Holdings, LLC
Term Loan, 1.96%, Maturing April 7, 2014		3,304	3,279,662
Kabel Deutschland GmbH
Term Loan, 5.44%, Maturing December 13, 2016	EUR	2,000	2,882,779
Term Loan, 4.69%, Maturing June 15, 2018	EUR	1,300	1,860,445
MCC Iowa, LLC
Term Loan, 1.91%, Maturing January 30, 2015		5,630	5,404,949
Mediacom, LLC
Term Loan, 4.50%, Maturing October 23, 2017		817	814,912
Mediacom Broadband, LLC
Term Loan, 4.50%, Maturing October 23, 2017		1,460	1,451,732
Mediacom Illinois, LLC
Term Loan, 1.91%, Maturing January 30, 2015		3,627	3,461,065
Term Loan, 5.50%, Maturing March 31, 2017		983	982,910
NDS Finance, Ltd.
Term Loan, 4.00%, Maturing March 12, 2018		1,347	1,335,263
ProSiebenSat.1 Media AG
Term Loan, 2.69%, Maturing July 2, 2014	EUR	93	126,577
Term Loan, 2.69%, Maturing July 2, 2014	EUR	904	1,236,457
Term Loan, 4.20%, Maturing March 6, 2015	EUR	369	484,727
Term Loan, 3.31%, Maturing June 26, 2015	EUR	2,187	3,004,195
Term Loan, 3.31%, Maturing July 3, 2015	EUR	97	133,513
Term Loan, 4.45%, Maturing March 4, 2016	EUR	369	484,727
Term Loan, 8.83%, Maturing March 6, 2017(5)	EUR	384	457,727
Term Loan - Second Lien, 5.58%, Maturing September 2, 2016	EUR	520	636,171
UPC Broadband Holding B.V.
Term Loan, 3.69%, Maturing December 30, 2016		409	409,500
Term Loan, 5.07%, Maturing December 31, 2016	EUR	2,353	3,298,099
Term Loan, 3.69%, Maturing December 29, 2017		1,264	1,265,741
Term Loan, 5.32%, Maturing December 31, 2017	EUR	1,619	2,282,383
YPSO Holding SA
Term Loan, 5.19%, Maturing June 16, 2014(5)	EUR	203	266,189
Term Loan, 5.19%, Maturing June 16, 2014(5)	EUR	242	317,559
Term Loan, 5.19%, Maturing June 16, 2014(5)	EUR	494	648,942

			$49,786,122

Chemicals and Plastics — 6.6%

Arizona Chemical, Inc.
Term Loan, 4.75%, Maturing November 21, 2016		400	$401,392
Ashland, Inc.
Term Loan, Maturing July 30, 2018(2)		1,950	1,955,637
Celanese Holdings, LLC
Term Loan, 3.25%, Maturing October 31, 2016		1,470	1,476,750
General Chemical Corp.
Term Loan, 5.00%, Maturing October 6, 2015		583	588,407
Hexion Specialty Chemicals, Inc.
Term Loan, 3.94%, Maturing May 5, 2015		1,700	1,681,093
Term Loan, 4.00%, Maturing May 5, 2015		480	475,200
Term Loan, 4.00%, Maturing May 5, 2015		762	753,933
Houghton International, Inc.
Term Loan, 6.75%, Maturing January 29, 2016		819	827,594

	Principal
	Amount*
Borrower/Tranche Description	(000’s omitted)		Value
Huntsman International, LLC
Term Loan, 1.72%, Maturing April 21, 2014		573	$557,899
Term Loan, 2.46%, Maturing June 30, 2016		855	833,364
Term Loan, 2.72%, Maturing April 19, 2017		1,563	1,520,812
INEOS Group
Term Loan, 7.50%, Maturing December 16, 2013		1,723	1,785,577
Term Loan, 8.00%, Maturing December 16, 2014		1,665	1,725,915
Term Loan, 9.00%, Maturing December 16, 2015	EUR	1,250	1,871,337
ISP Chemco, Inc.
Term Loan, 1.69%, Maturing June 4, 2014		1,529	1,523,777
MacDermid, Inc.
Term Loan, 2.19%, Maturing April 11, 2014		463	461,023
Momentive Performance Materials
Term Loan, 3.69%, Maturing May 5, 2015		1,647	1,619,576
Nalco Co.
Term Loan, 4.50%, Maturing October 5, 2017		1,390	1,392,430
Norit NV
Term Loan, 7.50%, Maturing July 7, 2017		1,250	1,256,250
OM Group, Inc.
Term Loan, Maturing July 28, 2017(2)		525	525,000
Omnova Solutions, Inc.
Term Loan, 5.75%, Maturing May 31, 2017		995	999,975
Rockwood Specialties Group, Inc.
Term Loan, 3.75%, Maturing February 9, 2018		2,125	2,138,116
Schoeller Arca Systems Holding
Term Loan, 5.93%, Maturing November 16, 2015	EUR	145	148,999
Term Loan, 5.93%, Maturing November 16, 2015	EUR	412	424,824
Term Loan, 5.93%, Maturing November 16, 2015	EUR	443	457,152
Solutia, Inc.
Term Loan, 3.50%, Maturing August 1, 2017		2,077	2,083,067
Styron S.A.R.L.
Term Loan, 6.00%, Maturing August 2, 2017		2,886	2,890,610
Univar, Inc.
Term Loan, 5.00%, Maturing June 30, 2017		1,567	1,566,426

			$33,942,135

Clothing/Textiles — 0.1%

Warnaco, Inc.
Term Loan, 3.75%, Maturing June 15, 2018		500	$501,875

			$501,875

Conglomerates — 2.9%

Goodman Global Holdings, Inc.
Term Loan, 5.75%, Maturing October 28, 2016		1,787	$1,797,537
Manitowoc Company, Inc. (The)
Term Loan, 4.25%, Maturing November 13, 2017		675	678,372
RBS Global, Inc.
Term Loan, 2.44%, Maturing July 19, 2013		770	763,306
Term Loan, 2.77%, Maturing July 19, 2013		3,785	3,761,181
RGIS Holdings, LLC
Term Loan, 2.75%, Maturing April 30, 2014		122	118,863
Term Loan, 2.75%, Maturing April 30, 2014		2,438	2,377,255
Service Master Co.
Term Loan, 2.69%, Maturing July 24, 2014		135	130,546
Term Loan, 2.71%, Maturing July 24, 2014		1,354	1,310,901
US Investigations Services, Inc.
Term Loan, 7.75%, Maturing February 20, 2015		767	772,833
Term Loan, 3.00%, Maturing February 21, 2015		784	769,402
Walter Industries, Inc.
Term Loan, 4.00%, Maturing April 2, 2018		2,294	2,298,937

			$14,779,133

	Principal
	Amount*
Borrower/Tranche Description	(000’s omitted)		Value
Containers and Glass Products — 3.4%

Berry Plastics Corp.
Term Loan, 2.26%, Maturing April 3, 2015		1,954	$1,846,486
BWAY Corp.
Term Loan, 4.50%, Maturing February 23, 2018		71	70,823
Term Loan, 4.50%, Maturing February 23, 2018		796	797,705
Graham Packaging Holdings Co.
Term Loan, 6.75%, Maturing April 4, 2014		1,672	1,677,108
Term Loan, 6.00%, Maturing September 23, 2016		2,233	2,239,476
Graphic Packaging International, Inc.
Term Loan, 2.23%, Maturing May 16, 2014		808	804,169
Term Loan, 2.99%, Maturing May 16, 2014		367	367,355
Hilex Poly Co.
Term Loan, 11.25%, Maturing November 16, 2015		950	950,000
JSG Acquisitions
Term Loan, 3.62%, Maturing December 31, 2014		1,189	1,189,399
Pelican Products, Inc.
Term Loan, 5.00%, Maturing March 7, 2017		771	771,767
Reynolds Group Holdings, Inc.
Term Loan, 4.25%, Maturing February 9, 2018		2,818	2,801,500
Term Loan, Maturing August 9, 2018(2)		2,825	2,798,516
Smurfit Kappa Acquisitions
Term Loan, 3.37%, Maturing December 31, 2014		1,189	1,189,399

			$17,503,703

Cosmetics/Toiletries — 1.5%

Alliance Boots Holdings, Ltd.
Term Loan, 3.60%, Maturing July 9, 2015	GBP	1,775	$2,733,299
Term Loan, 4.30%, Maturing July 9, 2015	EUR	1,000	1,393,792
Bausch & Lomb, Inc.
Term Loan, 3.44%, Maturing April 24, 2015		291	289,150
Term Loan, 3.48%, Maturing April 24, 2015		1,195	1,187,885
KIK Custom Products, Inc.
Term Loan - Second Lien, 5.27%, Maturing November 28, 2014		975	695,175
Prestige Brands, Inc.
Term Loan, 4.76%, Maturing March 24, 2016		1,398	1,406,031

			$7,705,332

Drugs — 1.3%

Axcan Pharma, Inc.
Term Loan, 5.50%, Maturing February 10, 2017		1,493	$1,472,911
Endo Pharmaceuticals Holdings, Inc.
Term Loan, 4.00%, Maturing June 18, 2018		1,525	1,530,854
Graceway Pharmaceuticals, LLC
Term Loan, 4.94%, Maturing May 3, 2012		550	304,799
Term Loan, 9.94%, Maturing November 3, 2013(5)		315	1,579
Term Loan - Second Lien, 0.00%, Maturing May 3, 2013(6)		1,500	42,750
Warner Chilcott Corp.
Term Loan, 4.25%, Maturing March 15, 2018		804	805,332
Term Loan, 4.25%, Maturing March 15, 2018		1,607	1,610,665
WC Luxco S.A.R.L.
Term Loan, 4.25%, Maturing March 15, 2018		1,105	1,107,332

			$6,876,222

	Principal
	Amount*
Borrower/Tranche Description	(000’s omitted)		Value
Ecological Services and Equipment — 0.5%

Cory Environmental Holdings
Term Loan - Second Lien, 5.04%, Maturing September 30, 2014(5)(7)	GBP	513	$296,574
Environmental Systems Products Holdings, Inc.
Term Loan - Second Lien, 13.50%, Maturing September 12, 2014		621	571,346
Sensus Metering Systems, Inc.
Term Loan, 4.75%, Maturing May 9, 2017		673	676,679
Term Loan - Second Lien, 8.50%, Maturing May 9, 2018		1,000	1,022,500

			$2,567,099

Electronics/Electrical — 6.3%

Aspect Software, Inc.
Term Loan, 6.25%, Maturing May 6, 2016		1,555	$1,559,201
Attachmate Corp.
Term Loan, 6.50%, Maturing April 27, 2017		950	954,354
Christie/Aix, Inc.
Term Loan, 5.25%, Maturing April 29, 2016		606	603,864
Eagle Parent, Inc.
Term Loan, 5.00%, Maturing May 16, 2018		2,600	2,541,500
Edwards (Cayman Island II), Ltd.
Term Loan, 5.50%, Maturing May 31, 2016		1,244	1,241,677
FCI International S.A.S.
Term Loan, 3.62%, Maturing November 1, 2013		156	154,631
Term Loan, 3.62%, Maturing November 1, 2013		156	154,631
Term Loan, 3.62%, Maturing November 1, 2013		162	160,619
Term Loan, 3.62%, Maturing November 1, 2013		162	160,619
Freescale Semiconductor, Inc.
Term Loan, 4.44%, Maturing December 1, 2016		2,757	2,747,941
Infor Enterprise Solutions Holdings
Term Loan, 5.69%, Maturing March 3, 2014		500	432,500
Term Loan, 5.94%, Maturing July 28, 2015		1,479	1,434,601
Term Loan, 5.94%, Maturing July 28, 2015		2,835	2,767,357
Term Loan - Second Lien, 6.44%, Maturing March 3, 2014		183	160,722
Term Loan - Second Lien, 6.44%, Maturing March 3, 2014		317	277,182
Network Solutions, LLC
Term Loan, 2.44%, Maturing March 7, 2014		404	391,445
NXP B.V.
Term Loan, 4.50%, Maturing March 7, 2017		2,693	2,696,617
Open Solutions, Inc.
Term Loan, 2.38%, Maturing January 23, 2014		2,011	1,751,684
Sensata Technologies Finance Co., LLC
Term Loan, 4.00%, Maturing May 11, 2018		3,525	3,526,572
Shield Finance Co. S.A.R.L.
Term Loan, 7.75%, Maturing June 15, 2016		849	853,524
Ship US Bidco, Inc.
Term Loan, Maturing November 30, 2017(2)	GBP	1,000	1,622,985
Spansion, LLC
Term Loan, 4.75%, Maturing February 9, 2015		555	556,616
Spectrum Brands, Inc.
Term Loan, 5.00%, Maturing June 17, 2016		2,675	2,695,724
VeriFone, Inc.
Term Loan, 2.94%, Maturing October 31, 2013		1,979	1,974,252
Vertafore, Inc.
Term Loan, 5.25%, Maturing July 29, 2016		995	996,244

			$32,417,062

Equipment Leasing — 0.7%

Hertz Corp.
Term Loan, 3.75%, Maturing March 9, 2018		3,516	$3,512,604

			$3,512,604

	Principal
	Amount*
Borrower/Tranche Description	(000’s omitted)		Value
Farming/Agriculture — 0.3%

WM. Bolthouse Farms, Inc.
Term Loan, 5.50%, Maturing February 11, 2016		1,613	$1,614,029

			$1,614,029

Financial Intermediaries — 5.2%

Citco III, Ltd.
Term Loan, 6.25%, Maturing June 29, 2018		1,650	$1,644,844
Fidelity National Information Services, Inc.
Term Loan, 5.25%, Maturing July 18, 2016		2,432	2,443,776
First Data Corp.
Term Loan, 2.94%, Maturing September 24, 2014		257	240,265
Term Loan, 2.94%, Maturing September 24, 2014		489	456,837
Term Loan, 2.94%, Maturing September 24, 2014		1,238	1,156,739
Term Loan, 4.19%, Maturing March 23, 2018		1,636	1,507,003
Grosvenor Capital Management
Term Loan, 4.19%, Maturing December 5, 2016		1,353	1,353,226
HarbourVest Partners, LLC
Term Loan, 6.25%, Maturing December 14, 2016		1,155	1,162,382
Interactive Data Corp.
Term Loan, 4.75%, Maturing February 12, 2018		2,262	2,264,254
Jupiter Asset Management Group
Term Loan, 4.46%, Maturing March 17, 2015	GBP	217	351,617
LPL Holdings, Inc.
Term Loan, 1.95%, Maturing June 28, 2013		918	916,596
Term Loan, 4.25%, Maturing June 25, 2015		2,889	2,906,850
Term Loan, 5.25%, Maturing June 28, 2017		2,086	2,100,205
MSCI, Inc.
Term Loan, 3.75%, Maturing March 14, 2017		2,908	2,925,986
Nuveen Investments, Inc.
Term Loan, 3.25%, Maturing November 13, 2014		1,651	1,622,898
Term Loan, 5.75%, Maturing May 12, 2017		1,929	1,929,573
RJO Holdings Corp. (RJ O’Brien)
Term Loan, 6.19%, Maturing December 10, 2015(7)		7	5,801
Term Loan, 6.19%, Maturing December 10, 2015(7)		224	177,848
Towergate Finance, PLC
Term Loan, 6.50%, Maturing August 4, 2017	GBP	1,000	1,592,208

			$26,758,908

Food Products — 3.7%

Acosta, Inc.
Term Loan, 4.75%, Maturing March 1, 2018		1,272	$1,267,838
American Seafoods Group, LLC
Term Loan, 4.25%, Maturing March 8, 2018		642	641,530
Dole Food Company, Inc.
Term Loan, 5.05%, Maturing July 6, 2018		971	974,487
Term Loan, 5.06%, Maturing July 6, 2018		1,804	1,809,762
JBS USA Holdings, Inc.
Term Loan, 4.25%, Maturing May 25, 2018		1,000	1,000,313
Liberator Midco, Ltd.
Term Loan, 5.26%, Maturing April 29, 2016	GBP	1,000	1,645,555
Michael Foods Holdings, Inc.
Term Loan, 4.25%, Maturing February 23, 2018		698	698,900
Pierre Foods, Inc.
Term Loan, 7.00%, Maturing September 30, 2016		1,241	1,253,807
Pinnacle Foods Finance, LLC
Term Loan, 2.69%, Maturing April 2, 2014		6,568	6,514,600
Provimi Group SA
Term Loan, 2.44%, Maturing June 28, 2015		205	199,975
Term Loan, 2.44%, Maturing June 28, 2015		252	246,094
Term Loan, 3.69%, Maturing June 28, 2015	EUR	265	371,658

	Principal
	Amount*
Borrower/Tranche Description	(000’s omitted)		Value
Term Loan, 3.69%, Maturing June 28, 2015	EUR	394	$551,754
Term Loan, 3.69%, Maturing June 28, 2015	EUR	457	640,506
Term Loan, 3.69%, Maturing June 28, 2015	EUR	590	825,964
Term Loan - Second Lien, 4.44%, Maturing December 28, 2016		148	144,810
Term Loan - Second Lien, 5.69%, Maturing December 28, 2016	EUR	24	33,944
Term Loan - Second Lien, 5.69%, Maturing December 28, 2016	EUR	331	464,888

			$19,286,385

Food Service — 6.3%

Aramark Corp.
Term Loan, 2.06%, Maturing January 27, 2014		169	$166,641
Term Loan, 2.12%, Maturing January 27, 2014		2,094	2,065,881
Term Loan, 2.83%, Maturing January 27, 2014	GBP	955	1,524,477
Term Loan, 3.44%, Maturing July 26, 2016		304	302,662
Term Loan, 3.50%, Maturing July 26, 2016		4,621	4,602,179
Buffets, Inc.
Term Loan, 12.00%, Maturing April 21, 2015(5)		1,237	1,069,694
Term Loan, 7.50%, Maturing April 22, 2015(5)		123	97,269
Burger King Corp.
Term Loan, 4.50%, Maturing October 19, 2016		4,801	4,796,554
Del Monte Corp.
Term Loan, 4.50%, Maturing March 8, 2018		3,675	3,663,843
Denny’s, Inc.
Term Loan, 5.25%, Maturing September 30, 2016		660	661,237
DineEquity, Inc.
Term Loan, 4.25%, Maturing October 19, 2017		1,583	1,584,728
Dunkin’ Brands, Inc.
Term Loan, 4.25%, Maturing November 23, 2017		3,110	3,113,670
NPC International, Inc.
Term Loan, 1.95%, Maturing May 3, 2013		268	265,954
OSI Restaurant Partners, LLC
Term Loan, 2.50%, Maturing June 14, 2013		418	403,595
Term Loan, 2.50%, Maturing June 14, 2014		4,263	4,114,306
Sagittarius Restaurants, LLC
Term Loan, 7.51%, Maturing May 18, 2015		469	466,406
Selecta
Term Loan - Second Lien, 5.77%, Maturing December 28, 2015	EUR	741	729,590
U.S. Foodservice, Inc.
Term Loan, 2.69%, Maturing July 3, 2014		1,992	1,891,116
Wendy’s/Arby’s Restaurants, LLC
Term Loan, 5.00%, Maturing May 24, 2017		823	824,606

			$32,344,408

Food/Drug Retailers — 4.6%

General Nutrition Centers, Inc.
Term Loan, 4.25%, Maturing March 2, 2018		4,725	$4,728,544
NBTY, Inc.
Term Loan, 4.25%, Maturing October 2, 2017		2,090	2,092,402
Pantry, Inc. (The)
Term Loan, 1.94%, Maturing May 15, 2014		217	214,493
Term Loan, 1.94%, Maturing May 15, 2014		754	744,906
Rite Aid Corp.
Term Loan, 1.94%, Maturing June 4, 2014		7,966	7,600,838
Term Loan, 4.50%, Maturing March 2, 2018		2,114	2,079,567
Roundy’s Supermarkets, Inc.
Term Loan, 7.00%, Maturing November 3, 2013		3,271	3,284,817
Supervalu, Inc.
Term Loan, 4.50%, Maturing April 28, 2018		3,242	3,199,530

			$23,945,097

	Principal
	Amount*
Borrower/Tranche Description	(000’s omitted)		Value
Forest Products — 0.3%

Georgia-Pacific Corp.
Term Loan, 3.50%, Maturing December 23, 2014		1,538	$1,540,447

			$1,540,447

Health Care — 18.2%

1-800-Contacts, Inc.
Term Loan, 7.70%, Maturing March 4, 2015		904	$906,676
Alere, Inc.
Term Loan, 4.50%, Maturing June 30, 2017		2,375	2,372,625
Alliance Healthcare Services
Term Loan, 5.50%, Maturing June 1, 2016		1,207	1,203,859
Ardent Medical Services, Inc.
Term Loan, 6.50%, Maturing September 15, 2015		1,136	1,137,045
Term Loan, Maturing September 18, 2015(2)		675	676,055
Ascend Learning
Term Loan, 7.01%, Maturing December 6, 2016		1,095	1,094,044
Aveta Holdings, LLC
Term Loan, 8.50%, Maturing April 14, 2015		521	523,006
Term Loan, 8.50%, Maturing April 14, 2015		521	523,006
Biomet, Inc.
Term Loan, 3.23%, Maturing March 25, 2015		3,706	3,673,681
Term Loan, 4.43%, Maturing March 25, 2015	EUR	1,179	1,693,135
Bright Horizons Family Solutions, Inc.
Term Loan, 4.19%, Maturing May 28, 2015		913	914,944
Capsugel Healthcare, Ltd.
Term Loan, Maturing August 1, 2018(2)		1,275	1,280,100
Cardinal Health 409, Inc.
Term Loan, 2.44%, Maturing April 10, 2014		2,144	2,058,447
Carestream Health, Inc.
Term Loan, 5.00%, Maturing February 25, 2017		1,521	1,421,043
Carl Zeiss Vision Holding GmbH
Term Loan, 4.00%, Maturing September 30, 2019		130	111,475
CDRL MS, Inc.
Term Loan, 6.75%, Maturing September 29, 2016		878	883,943
Community Health Systems, Inc.
Term Loan, 2.50%, Maturing July 25, 2014		352	340,983
Term Loan, 2.50%, Maturing July 25, 2014		6,851	6,630,286
Term Loan, 3.75%, Maturing January 25, 2017		3,440	3,363,480
ConMed Corp.
Term Loan, 1.69%, Maturing April 12, 2013		442	433,296
ConvaTec, Inc.
Term Loan, 5.75%, Maturing December 22, 2016		997	999,046
CRC Health Corp.
Term Loan, 4.75%, Maturing November 16, 2015		1,940	1,896,056
Dako EQT Project Delphi
Term Loan - Second Lien, 4.00%, Maturing December 12, 2016		500	454,625
DaVita, Inc.
Term Loan, 4.50%, Maturing October 20, 2016		2,985	2,996,728
DJO Finance, LLC
Term Loan, 3.19%, Maturing May 20, 2014		637	627,806
Fresenius SE
Term Loan, 3.50%, Maturing September 10, 2014		308	308,538
Term Loan, 3.50%, Maturing September 10, 2014		686	687,124
Grifols SA
Term Loan, 6.00%, Maturing June 1, 2017		2,150	2,161,870
Hanger Orthopedic Group, Inc.
Term Loan, 4.00%, Maturing December 1, 2016		672	673,304
Harvard Drug Group, LLC
Term Loan, 6.50%, Maturing April 8, 2016		113	111,695
Term Loan, 6.50%, Maturing April 8, 2016		824	812,328

	Principal
	Amount*
Borrower/Tranche Description	(000’s omitted)		Value
HCA, Inc.
Term Loan, 3.50%, Maturing March 31, 2017		6,168	$6,059,373
Term Loan, 3.50%, Maturing May 1, 2018		2,572	2,527,445
Health Management Associates, Inc.
Term Loan, 2.00%, Maturing February 28, 2014		7,001	6,848,156
Iasis Healthcare, LLC
Term Loan, 5.00%, Maturing May 3, 2018		1,671	1,665,591
IMS Health, Inc.
Term Loan, 4.50%, Maturing August 25, 2017		1,284	1,287,643
inVentiv Health, Inc.
Term Loan, 6.50%, Maturing August 4, 2016		1,888	1,882,263
Term Loan, 6.75%, Maturing May 15, 2018		1,175	1,172,062
Kindred Healthcare, Inc.
Term Loan, 5.25%, Maturing June 1, 2018		1,825	1,825,456
Lifepoint Hospitals, Inc.
Term Loan, 3.01%, Maturing April 15, 2015		2,022	2,023,801
MedAssets, Inc.
Term Loan, 5.25%, Maturing November 16, 2016		884	887,089
Medpace, Inc.
Term Loan, 6.50%, Maturing June 22, 2017		875	866,250
Meritas, LLC
Term Loan, Maturing July 28, 2017(2)		825	816,750
MultiPlan, Inc.
Term Loan, 4.75%, Maturing August 26, 2017		2,548	2,538,919
Nyco Holdings
Term Loan, 5.19%, Maturing December 29, 2014	EUR	472	673,888
Term Loan, 5.94%, Maturing December 29, 2015	EUR	471	673,722
Physiotherapy Associates, Inc.
Term Loan, 7.50%, Maturing June 27, 2013		645	641,578
Prime Healthcare Services, Inc.
Term Loan, 7.25%, Maturing April 22, 2015		2,296	2,250,019
RadNet Management, Inc.
Term Loan, 5.75%, Maturing April 1, 2016		1,086	1,087,336
ReAble Therapeutics Finance, LLC
Term Loan, 2.19%, Maturing November 18, 2013		2,459	2,449,927
Renal Advantage Holdings, Inc.
Term Loan, 5.75%, Maturing December 16, 2016		721	725,208
Select Medical Holdings Corp.
Term Loan, 5.50%, Maturing May 25, 2018		3,025	2,977,698
Skillsoft Corp.
Term Loan, 6.50%, Maturing May 26, 2017		978	991,228
Sunquest Information Systems, Inc.
Term Loan, 6.25%, Maturing December 16, 2016		750	753,750
Sunrise Medical Holdings, Inc.
Term Loan, 6.75%, Maturing May 13, 2014	EUR	256	340,169
TriZetto Group, Inc. (The)
Term Loan, 4.75%, Maturing May 2, 2018		1,475	1,468,087
Universal Health Services, Inc.
Term Loan, 4.00%, Maturing November 15, 2016		2,109	2,115,841
Vanguard Health Holding Co., LLC
Term Loan, 5.00%, Maturing January 29, 2016		1,580	1,583,457
VWR Funding, Inc.
Term Loan, 2.69%, Maturing June 30, 2014		2,228	2,170,645

			$94,273,600

	Principal
	Amount*
Borrower/Tranche Description	(000’s omitted)	Value
Home Furnishings — 0.7%

Hunter Fan Co.
Term Loan, 2.69%, Maturing April 16, 2014	365	$350,648
National Bedding Co., LLC
Term Loan, 3.75%, Maturing November 28, 2013	1,441	1,433,714
Term Loan - Second Lien, 5.31%, Maturing February 28, 2014	2,050	1,974,833

		$3,759,195

Industrial Equipment — 3.8%

Brand Energy and Infrastructure Services, Inc.
Term Loan, 2.50%, Maturing February 7, 2014	2,667	$2,440,417
Term Loan, 3.56%, Maturing February 7, 2014	732	676,865
Brock Holdings III, Inc.
Term Loan, 6.00%, Maturing March 16, 2017	1,147	1,147,125
Butterfly Wendel US, Inc.
Term Loan, 3.46%, Maturing June 23, 2014	280	273,911
Term Loan, 4.21%, Maturing June 22, 2015	280	273,822
EPD Holdings, (Goodyear Engineering Products)
Term Loan, 2.69%, Maturing July 31, 2014	236	225,542
Term Loan, 2.69%, Maturing July 31, 2014	1,651	1,574,702
Term Loan - Second Lien, 5.94%, Maturing July 31, 2015	775	700,406
Excelitas Technologies Corp.
Term Loan, 6.00%, Maturing November 23, 2016	993	992,500
Generac Acquisition Corp.
Term Loan, 2.74%, Maturing November 11, 2013	1,211	1,206,514
Jason, Inc.
Term Loan, 8.25%, Maturing September 21, 2014	69	69,009
Term Loan, 8.25%, Maturing September 21, 2014	174	173,636
JMC Steel Group, Inc.
Term Loan, 4.75%, Maturing April 3, 2017	698	702,169
KION Group GmbH
Term Loan, 3.69%, Maturing December 23, 2014(5)	1,025	949,886
Term Loan, 3.94%, Maturing December 23, 2015(5)	1,025	949,886
Pinafore, LLC
Term Loan, 4.25%, Maturing September 29, 2016	2,111	2,115,075
Polypore, Inc.
Term Loan, 2.19%, Maturing July 3, 2014	3,794	3,758,692
Sequa Corp.
Term Loan, 3.50%, Maturing December 3, 2014	794	781,405
Terex Corp.
Term Loan, Maturing July 26, 2017(2)	700	701,969

		$19,713,531

Insurance — 3.0%

Alliant Holdings I, Inc.
Term Loan, 3.25%, Maturing August 21, 2014	2,384	$2,359,720
AmWINS Group, Inc.
Term Loan, 6.50%, Maturing June 8, 2013	948	942,193
Term Loan - Second Lien, 5.75%, Maturing June 8, 2014	500	463,125
Applied Systems, Inc.
Term Loan, 5.50%, Maturing December 8, 2016	1,393	1,400,836
CCC Information Services Group, Inc.
Term Loan, 5.50%, Maturing November 11, 2015	1,418	1,425,398
CNO Financial Group, Inc.
Term Loan, 6.25%, Maturing September 30, 2016	1,194	1,200,922
Crawford & Company
Term Loan, 5.00%, Maturing October 30, 2013	1,134	1,142,197
Crump Group, Inc.
Term Loan, 3.20%, Maturing August 1, 2014	576	563,865

	Principal
	Amount*
Borrower/Tranche Description	(000’s omitted)	Value
HUB International Holdings, Inc.
Term Loan, 2.75%, Maturing June 13, 2014	488	$474,891
Term Loan, 2.75%, Maturing June 13, 2014	2,172	2,113,137
Term Loan, 6.75%, Maturing June 13, 2014	565	565,821
U.S.I. Holdings Corp.
Term Loan, 2.69%, Maturing May 5, 2014	2,983	2,908,665

		$15,560,770

Leisure Goods/Activities/Movies — 7.8%

Alpha D2, Ltd.
Term Loan, 2.65%, Maturing December 31, 2013	864	$826,750
Term Loan, 2.65%, Maturing December 31, 2013	1,582	1,513,016
Term Loan - Second Lien, 3.90%, Maturing June 30, 2014	2,000	1,899,286
AMC Entertainment, Inc.
Term Loan, 3.50%, Maturing December 16, 2016	3,718	3,696,524
AMC Networks, Inc.
Term Loan, 4.00%, Maturing December 31, 2018	1,350	1,346,625
Bombardier Recreational Products
Term Loan, 2.75%, Maturing June 28, 2013	2,810	2,747,148
Carmike Cinemas, Inc.
Term Loan, 5.50%, Maturing January 27, 2016	724	728,044
Cedar Fair, L.P.
Term Loan, 4.00%, Maturing December 15, 2017	1,960	1,965,744
Cinemark, Inc.
Term Loan, 3.47%, Maturing April 29, 2016	3,443	3,463,390
ClubCorp Club Operations, Inc.
Term Loan, 6.00%, Maturing November 9, 2016	647	647,558
Dave & Buster’s, Inc.
Term Loan, 5.50%, Maturing May 12, 2016	988	989,352
Deluxe Entertainment Services Group, Inc.
Term Loan, 6.04%, Maturing May 11, 2013	59	58,797
Term Loan, 6.25%, Maturing May 11, 2013	874	870,192
Fender Musical Instruments Corp.
Term Loan, 2.44%, Maturing June 9, 2014	287	276,116
Term Loan, 2.44%, Maturing June 9, 2014	565	543,801
Miramax Film NY, LLC
Term Loan, 7.75%, Maturing May 20, 2016	892	905,692
National CineMedia, LLC
Term Loan, 1.75%, Maturing February 13, 2015	2,086	2,048,655
Regal Cinemas Corp.
Term Loan, 3.50%, Maturing August 23, 2017	4,378	4,380,395
Revolution Studios Distribution Co., LLC
Term Loan, 3.94%, Maturing December 21, 2014	934	695,672
Term Loan - Second Lien, 7.19%, Maturing June 21, 2015(7)	800	246,400
SeaWorld Parks & Entertainment, Inc.
Term Loan, 4.00%, Maturing August 17, 2017	1,750	1,755,861
Six Flags Theme Parks, Inc.
Term Loan, 5.25%, Maturing June 30, 2016	3,141	3,161,523
SRAM, LLC
Term Loan, 4.77%, Maturing June 7, 2018	1,325	1,325,828
Term Loan - Second Lien, 8.50%, Maturing December 7, 2018	500	501,250
Zuffa, LLC
Term Loan, 2.25%, Maturing June 19, 2015	3,912	3,837,189

		$40,430,808

	Principal
	Amount*
Borrower/Tranche Description	(000’s omitted)		Value
Lodging and Casinos — 2.9%

Ameristar Casinos, Inc.
Term Loan, 4.00%, Maturing April 13, 2018		1,047	$1,051,739
Gala Electric Casinos, Ltd.
Term Loan, 5.70%, Maturing May 30, 2018	GBP	1,625	2,408,243
Harrah’s Operating Co.
Term Loan, 3.23%, Maturing January 28, 2015		1,223	1,102,979
Term Loan, 9.50%, Maturing October 31, 2016		2,955	3,089,653
Isle of Capri Casinos, Inc.
Term Loan, 4.50%, Maturing November 1, 2013		923	928,070
Las Vegas Sands, LLC
Term Loan, 2.72%, Maturing November 23, 2016		551	531,841
Term Loan, 2.72%, Maturing November 23, 2016		2,181	2,109,895
LodgeNet Entertainment Corp.
Term Loan, 6.50%, Maturing April 4, 2014		1,453	1,393,490
Penn National Gaming, Inc.
Term Loan, 3.75%, Maturing July 16, 2018		1,150	1,152,149
Tropicana Entertainment, Inc.
Term Loan, 15.00%, Maturing March 8, 2013		182	204,445
VML US Finance, LLC
Term Loan, 4.69%, Maturing May 27, 2013		979	979,013

			$14,951,517

Nonferrous Metals/Minerals — 1.6%

Fairmount Minerals, Ltd.
Term Loan, 5.25%, Maturing March 15, 2017		2,790	$2,799,299
Noranda Aluminum Acquisition
Term Loan, 1.94%, Maturing May 16, 2014		499	495,373
Novelis, Inc.
Term Loan, 3.75%, Maturing March 10, 2017		2,040	2,045,273
Oxbow Carbon and Mineral Holdings
Term Loan, 3.74%, Maturing May 8, 2016		2,665	2,667,851
SunCoke Energy, Inc.
Term Loan, 5.25%, Maturing July 26, 2018		500	501,250

			$8,509,046

Oil and Gas — 4.0%

Big West Oil, LLC
Term Loan, 7.00%, Maturing March 31, 2016		560	$564,196
CITGO Petroleum Corp.
Term Loan, 8.00%, Maturing June 24, 2015		218	220,710
Term Loan, 9.00%, Maturing June 23, 2017		2,549	2,658,656
Crestwood Holdings, LLC
Term Loan, 10.50%, Maturing September 30, 2016		458	471,883
Dynegy Holdings, Inc.
Term Loan, 3.94%, Maturing April 2, 2013		330	326,079
Term Loan, 3.94%, Maturing April 2, 2013		5,161	5,102,543
Frac Tech International, LLC
Term Loan, 6.25%, Maturing May 6, 2016		2,222	2,222,056
Gibson Energy
Term Loan, 5.75%, Maturing June 14, 2018		2,075	2,073,056
MEG Energy Corp.
Term Loan, 4.00%, Maturing March 16, 2018		1,225	1,226,786
Obsidian Natural Gas Trust
Term Loan, 7.00%, Maturing November 2, 2015		4,046	4,106,811
Sheridan Production Partners I, LLC
Term Loan, 6.50%, Maturing April 20, 2017		106	107,050
Term Loan, 6.50%, Maturing April 20, 2017		174	175,260
Term Loan, 6.50%, Maturing April 20, 2017		1,316	1,322,635

			$20,577,721

	Principal
	Amount*
Borrower/Tranche Description	(000’s omitted)		Value
Publishing — 6.3%

Aster Zweite Beteiligungs GmbH
Term Loan, 4.71%, Maturing December 30, 2016		1,775	$1,707,550
Cengage Learning, Inc.
Term Loan, 2.50%, Maturing July 3, 2014		995	871,970
GateHouse Media Operating, Inc.
Term Loan, 2.19%, Maturing August 28, 2014		862	305,903
Term Loan, 2.19%, Maturing August 28, 2014		2,054	729,286
Term Loan, 2.44%, Maturing August 28, 2014		667	236,865
Getty Images, Inc.
Term Loan, 5.25%, Maturing November 7, 2016		3,432	3,452,793
IWCO Direct, Inc.
Term Loan, 3.56%, Maturing August 7, 2014		167	154,193
Term Loan, 3.56%, Maturing August 7, 2014		1,599	1,479,199
Lamar Media Corp.
Term Loan, 4.00%, Maturing December 30, 2016		666	669,873
Laureate Education, Inc.
Term Loan, 5.25%, Maturing August 15, 2018		4,100	3,920,966
MediaNews Group, Inc.
Term Loan, 8.50%, Maturing March 19, 2014		113	112,486
Merrill Communications, LLC
Term Loan, 7.50%, Maturing December 24, 2012		1,225	1,225,309
Nelson Education, Ltd.
Term Loan, 2.75%, Maturing July 3, 2014		473	413,699
Nielsen Finance, LLC
Term Loan, 2.19%, Maturing August 9, 2013		5,598	5,529,140
Term Loan, 3.94%, Maturing May 2, 2016		1,968	1,968,600
SGS International, Inc.
Term Loan, 3.77%, Maturing September 30, 2013		464	463,566
Source Interlink Companies, Inc.
Term Loan, 10.75%, Maturing June 18, 2013		898	879,689
Term Loan, 15.00%, Maturing March 18, 2014(5)		620	573,555
Springer Science+Business Media S.A.
Term Loan, 4.19%, Maturing June 17, 2016		1,000	1,000,000
Trader Media Corp., Ltd.
Term Loan, 4.63%, Maturing June 8, 2017	GBP	1,287	2,065,364
Term Loan, 5.14%, Maturing December 1, 2017	GBP	1,000	1,605,886
Xsys, Inc.
Term Loan, 4.71%, Maturing December 30, 2016		1,509	1,452,123
Term Loan, 4.71%, Maturing December 30, 2016		1,699	1,634,914

			$32,452,929

Radio and Television — 3.5%

Block Communications, Inc.
Term Loan, 2.19%, Maturing December 22, 2011		803	$799,234
CMP Susquehanna Corp.
Term Loan, 2.19%, Maturing May 3, 2013		1,497	1,490,228
Cumulus Media, Inc.
Term Loan, Maturing August 30, 2018(2)		4,175	4,161,068
Gray Television, Inc.
Term Loan, 3.69%, Maturing December 31, 2014		635	622,512
HIT Entertainment, Inc.
Term Loan, 5.52%, Maturing June 1, 2012		739	732,347
Hubbard Radio, LLC
Term Loan, 5.25%, Maturing April 28, 2017		1,000	1,008,542
Live Nation Worldwide, Inc.
Term Loan, 4.50%, Maturing November 7, 2016		2,271	2,275,495
Mission Broadcasting, Inc.
Term Loan, 5.00%, Maturing September 30, 2016		521	522,538
Nexstar Broadcasting, Inc.
Term Loan, 5.00%, Maturing September 30, 2016		815	817,310

	Principal
	Amount*
Borrower/Tranche Description	(000’s omitted)		Value
Raycom TV Broadcasting, LLC
Term Loan, 4.50%, Maturing May 31, 2017		875	$875,000
Univision Communications, Inc.
Term Loan, 2.19%, Maturing September 29, 2014		1,836	1,758,607
Term Loan, 4.44%, Maturing March 31, 2017		1,836	1,748,400
Weather Channel
Term Loan, 4.25%, Maturing February 13, 2017		1,137	1,140,704

			$17,951,985

Retailers (Except Food and Drug) — 3.7%

Amscan Holdings, Inc.
Term Loan, 6.75%, Maturing December 4, 2017		1,514	$1,521,445
FTD, Inc.
Term Loan, 4.75%, Maturing June 6, 2018		1,275	1,276,562
Harbor Freight Tools USA, Inc.
Term Loan, 6.50%, Maturing December 22, 2017		1,791	1,826,820
J. Crew Operating Corp.
Term Loan, 4.75%, Maturing March 7, 2018		1,596	1,536,260
Michaels Stores, Inc.
Term Loan, 2.50%, Maturing October 31, 2013		926	911,299
Neiman Marcus Group, Inc.
Term Loan, 4.75%, Maturing May 16, 2018		3,050	3,014,919
Orbitz Worldwide, Inc.
Term Loan, 3.22%, Maturing July 25, 2014		1,063	977,439
PETCO Animal Supplies, Inc.
Term Loan, 4.50%, Maturing November 24, 2017		1,238	1,234,117
Phillips-Van Heusen Corp.
Term Loan, 3.50%, Maturing May 6, 2016		548	550,456
Pilot Travel Centers, LLC
Term Loan, 4.25%, Maturing March 30, 2018		1,825	1,832,979
Savers, Inc.
Term Loan, 4.25%, Maturing March 3, 2017		1,197	1,200,241
Visant Holding Corp.
Term Loan, 5.25%, Maturing December 22, 2016		1,393	1,385,159
Vivarte
Term Loan, 3.25%, Maturing March 9, 2015	EUR	29	36,730
Term Loan, 3.25%, Maturing March 9, 2015	EUR	62	80,308
Term Loan, 3.25%, Maturing March 9, 2015	EUR	347	446,361
Term Loan, 3.87%, Maturing March 8, 2016	EUR	441	566,511
Term Loan, 3.87%, Maturing May 29, 2016	EUR	18	23,656
Term Loan, 3.87%, Maturing May 29, 2016	EUR	71	91,513
Yankee Candle Company, Inc. (The)
Term Loan, 2.19%, Maturing February 6, 2014		520	517,948

			$19,030,723

Steel — 0.2%

Niagara Corp.
Term Loan, 10.50%, Maturing June 29, 2014(5)(7)		1,357	$1,273,109

			$1,273,109

Surface Transport — 0.4%

Swift Transportation Co., Inc.
Term Loan, 6.00%, Maturing December 21, 2016		2,264	$2,277,906

			$2,277,906

Telecommunications — 8.0%

Alaska Communications Systems Holdings, Inc.
Term Loan, 5.50%, Maturing October 21, 2016		1,816	$1,823,138
Asurion Corp.
Term Loan, 5.50%, Maturing May 24, 2018		5,700	5,664,352
Term Loan - Second Lien, 9.00%, Maturing May 24, 2019		1,100	1,109,778

	Principal
	Amount*
Borrower/Tranche Description	(000’s omitted)		Value
Cellular South, Inc.
Term Loan, 4.50%, Maturing July 27, 2017		850	$852,125
CommScope, Inc.
Term Loan, 5.00%, Maturing January 14, 2018		2,120	2,130,935
Intelsat Jackson Holdings SA
Term Loan, 5.25%, Maturing April 2, 2018		10,324	10,368,488
Macquarie UK Broadcast Ventures, Ltd.
Term Loan, 2.88%, Maturing December 1, 2014	GBP	755	1,118,307
MetroPCS Wireless
Term Loan, 3.94%, Maturing March 16, 2018		3,990	3,982,510
NTelos, Inc.
Term Loan, 4.00%, Maturing August 7, 2015		1,474	1,473,769
SBA Communications Corp.
Term Loan, 3.75%, Maturing June 29, 2018		950	951,188
Syniverse Technologies, Inc.
Term Loan, 5.25%, Maturing December 21, 2017		997	1,001,234
Telesat Canada, Inc.
Term Loan, 3.19%, Maturing October 31, 2014		157	155,044
Term Loan, 3.19%, Maturing October 31, 2014		1,823	1,804,978
TowerCo Finance, LLC
Term Loan, 5.25%, Maturing February 2, 2017		673	675,837
Wind Telecomunicazioni SpA
Term Loan, 5.70%, Maturing December 15, 2017	EUR	3,600	5,062,915
Windstream Corp.
Term Loan, 2.99%, Maturing December 17, 2015		2,968	2,977,031

			$41,151,629

Utilities — 3.3%

AES Corp.
Term Loan, 4.25%, Maturing June 1, 2018		2,594	$2,599,984
BRSP, LLC
Term Loan, 7.50%, Maturing June 4, 2014		962	966,568
Calpine Corp.
Term Loan, 4.50%, Maturing April 2, 2018		950	942,994
Term Loan, 4.50%, Maturing April 2, 2018		2,793	2,772,229
EquiPower Resources Holdings, LLC
Term Loan, 5.75%, Maturing January 26, 2018		549	549,311
NRG Energy, Inc.
Term Loan, 4.00%, Maturing July 2, 2018		4,425	4,434,089
Pike Electric, Inc.
Term Loan, 1.69%, Maturing July 2, 2012		103	102,014
Term Loan, 1.69%, Maturing December 10, 2012		239	237,018
TXU Texas Competitive Electric Holdings Co., LLC
Term Loan, 4.73%, Maturing October 10, 2017		5,832	4,363,030

			$16,967,237

Total Senior Floating-Rate Interests (identified cost $744,487,978)			$742,987,946

Corporate Bonds & Notes — 10.0%

	Principal
	Amount*
Security	(000’s omitted)		Value
Aerospace and Defense — 0.4%

International Lease Finance Corp., Sr. Notes
5.65%, 6/1/14		1,000	$1,020,000
6.50%, 9/1/14(8)		350	372,750
6.75%, 9/1/16(8)		350	372,750
7.125%, 9/1/18(8)		350	374,500

			$2,140,000

Automotive — 0.0%(9)

American Axle & Manufacturing Holdings, Inc., Sr. Notes
9.25%, 1/15/17(8)		104	$115,310

			$115,310

Broadcast Radio and Television — 0.3%

Entravision Communications Corp., Sr. Notes
8.75%, 8/1/17(8)		1,000	$1,050,000
XM Satellite Radio Holdings, Inc.
13.00%, 8/1/14(8)		485	571,087

			$1,621,087

Building and Development — 0.8%

AMO Escrow Corp., Sr. Notes
11.50%, 12/15/17(8)		1,802	$1,941,655
Grohe Holding GmbH, Variable Rate
4.48%, 1/15/14(10)	EUR	1,575	2,246,143

			$4,187,798

Business Equipment and Services — 0.4%

Brocade Communications Systems, Inc., Sr. Notes
6.625%, 1/15/18(8)		30	$31,950
6.875%, 1/15/20(8)		30	32,738
Education Management, LLC, Sr. Notes
8.75%, 6/1/14		390	400,237
RSC Equipment Rental, Inc., Sr. Notes
10.00%, 7/15/17(8)		750	849,375
SunGard Data Systems, Inc., Sr. Notes
10.625%, 5/15/15		500	546,250
Ticketmaster Entertainment, Inc.
10.75%, 8/1/16		50	54,750

			$1,915,300

Cable and Satellite Television — 0.5%

Virgin Media Finance PLC, Sr. Notes
6.50%, 1/15/18		2,500	$2,762,500

			$2,762,500

Chemicals and Plastics — 0.3%

Styrolution Group GmbH, Sr. Notes
7.625%, 5/15/16(8)	EUR	1,075	$1,498,327
Wellman Holdings, Inc.
5.00%, 1/29/19(5)(7)		484	268,868

			$1,767,195

Conglomerates — 0.0%(9)

RBS Global & Rexnord Corp.
11.75%, 8/1/16		155	$164,494

			$164,494

	Principal
	Amount*
Security	(000’s omitted)		Value
Containers and Glass Products — 0.4%

Berry Plastics Corp., Sr. Notes, Variable Rate
4.999%, 2/15/15		2,000	$1,980,000

			$1,980,000

Cosmetics/Toiletries — 0.3%

Revlon Consumer Products Corp.
9.75%, 11/15/15		1,415	$1,545,888

			$1,545,888

Ecological Services and Equipment — 0.1%

Environmental Systems Product Holdings, Inc., Jr. Notes
0.00%, 3/31/15(7)		373	$320,347

			$320,347

Electronics/Electrical — 0.1%

NXP BV/NXP Funding, LLC, Variable Rate
2.999%, 10/15/13		674	$676,106

			$676,106

Equipment Leasing — 0.0%(9)

Hertz Corp.
8.875%, 1/1/14		2	$2,063

			$2,063

Financial Intermediaries — 1.3%

First Data Corp., Sr. Notes
7.375%, 6/15/19(8)		1,000	$1,012,500
Ford Motor Credit Co., LLC, Sr. Notes
12.00%, 5/15/15		2,250	2,828,835
8.00%, 12/15/16		175	201,030
UPCB Finance II, Ltd., Sr. Notes
6.375%, 7/1/20(8)	EUR	1,000	1,359,666
UPCB Finance III, Ltd., Sr. Notes
6.625%, 7/1/20(8)		1,200	1,209,000

			$6,611,031

Food Service — 0.1%

NPC International, Inc., Sr. Sub. Notes
9.50%, 5/1/14		245	$251,125

			$251,125

Forest Products — 0.0%(9)

Verso Paper Holdings, LLC/Verso Paper, Inc.
11.375%, 8/1/16		225	$210,375

			$210,375

Health Care — 0.1%

Accellent, Inc., Sr. Notes
8.375%, 2/1/17(8)		135	$140,737
DJO Finance, LLC/DJO Finance Corp.
10.875%, 11/15/14		205	220,631
HCA, Inc.
9.25%, 11/15/16		115	123,266

			$484,634

Industrial Equipment — 0.3%

Chart Industries, Inc., Sr. Sub. Notes
9.125%, 10/15/15		195	$204,994

	Principal
	Amount*
Security	(000’s omitted)	Value
Terex Corp., Sr. Notes
10.875%, 6/1/16	1,000	$1,152,500

		$1,357,494

Insurance — 0.0%(9)

Alliant Holdings I, Inc.
11.00%, 5/1/15(8)	100	$106,000

		$106,000

Leisure Goods/Activities/Movies — 0.1%

AMC Entertainment, Inc., Sr. Notes
8.75%, 6/1/19	110	$117,425
Royal Caribbean Cruises, Sr. Notes
7.00%, 6/15/13	95	102,006
6.875%, 12/1/13	35	37,844
7.25%, 6/15/16	25	27,063
7.25%, 3/15/18	50	53,500

		$337,838

Lodging and Casinos — 0.8%

Buffalo Thunder Development Authority
9.375%, 12/15/49(6)(8)	480	$187,800
CCM Merger, Inc.
8.00%, 8/1/13(8)	50	50,000
Harrah’s Operating Co., Inc., Sr. Notes
11.25%, 6/1/17	1,500	1,659,375
Inn of the Mountain Gods Resort & Casino, Sr. Notes
1.25%, 11/30/20(5)(8)	314	197,461
8.75%, 11/30/20(8)	137	136,315
Mohegan Tribal Gaming Authority, Sr. Sub. Notes
8.00%, 4/1/12	140	113,400
7.125%, 8/15/14	215	146,738
6.875%, 2/15/15	230	156,400
Peninsula Gaming, LLC
10.75%, 8/15/17	1,000	1,097,500
Tunica-Biloxi Gaming Authority, Sr. Notes
9.00%, 11/15/15(8)	310	321,237
Waterford Gaming, LLC, Sr. Notes
8.625%, 9/15/14(7)(8)	227	145,778

		$4,212,004

Nonferrous Metals/Minerals — 0.3%

CII Carbon, LLC
11.125%, 11/15/15(8)	185	$192,862
Cloud Peak Energy Resources, LLC/Cloud Peak Energy Finance Corp.
8.25%, 12/15/17(8)	1,000	1,075,000
8.50%, 12/15/19	335	363,894

		$1,631,756

Oil and Gas — 0.1%

Petroleum Development Corp., Sr. Notes
12.00%, 2/15/18	115	$128,800
Petroplus Finance, Ltd.
7.00%, 5/1/17(8)	145	135,575
Quicksilver Resources, Inc., Sr. Notes
11.75%, 1/1/16	125	145,000
SESI, LLC, Sr. Notes
6.875%, 6/1/14	60	61,125

		$470,500

	Principal
	Amount*
Security	(000’s omitted)	Value
Publishing — 0.2%

Laureate Education, Inc.
10.00%, 8/15/15(8)	1,000	$1,048,750

		$1,048,750

Rail Industries — 0.2%

American Railcar Industry, Sr. Notes
7.50%, 3/1/14	175	$178,500
Kansas City Southern Mexico, Sr. Notes
8.00%, 2/1/18(8)	500	556,350

		$734,850

Retailers (Except Food and Drug) — 0.4%

Amscan Holdings, Inc., Sr. Sub. Notes
8.75%, 5/1/14	400	$408,000
Sally Holdings, LLC, Sr. Notes
9.25%, 11/15/14	665	696,587
10.50%, 11/15/16	20	21,500
Toys “R” Us
10.75%, 7/15/17	1,000	1,130,000

		$2,256,087

Steel — 0.0%(9)

RathGibson, Inc., Sr. Notes
11.25%, 2/15/14(6)(7)	445	$45

		$45

Surface Transport — 0.0%(9)

CEVA Group PLC, Sr. Notes
11.50%, 4/1/18(8)	165	$174,488

		$174,488

Telecommunications — 0.8%

Avaya, Inc., Sr. Notes
9.75%, 11/1/15	840	$858,900
EH Holding Corp., Sr. Notes
6.50%, 6/15/19(8)	1,000	1,033,750
Intelsat Bermuda, Ltd.
11.25%, 6/15/16	900	960,750
NII Capital Corp.
10.00%, 8/15/16	335	387,762
Telesat Canada/Telesat, LLC, Sr. Notes
11.00%, 11/1/15	590	649,000

		$3,890,162

Utilities — 1.7%

Calpine Corp., Sr. Notes
7.50%, 2/15/21(8)	4,725	$4,914,000
7.875%, 1/15/23(8)	3,350	3,521,687
NGC Corp.
7.625%, 10/15/26	390	255,450
Reliant Energy, Inc., Sr. Notes
7.625%, 6/15/14	20	20,900

		$8,712,037

Total Corporate Bonds & Notes (identified cost $49,645,821)		$51,687,264

Asset-Backed Securities — 1.5%

	Principal
	Amount
Security	(000’s omitted)	Value
Alzette European CLO SA, Series 2004-1A, Class E2, 6.747%, 12/15/20(11)	$443	$363,349
Avalon Capital Ltd. 3, Series 1A, Class D, 2.208%, 2/24/19(8)(11)	589	453,623
Babson Ltd., Series 2005-1A, Class C1, 2.199%, 4/15/19(8)(11)	753	568,051
Bryant Park CDO Ltd., Series 2005-1A, Class C, 2.299%, 1/15/19(8)(11)	1,000	688,531
Carlyle High Yield Partners, Series 2004-6A, Class C, 2.716%, 8/11/16(8)(11)	1,000	837,539
Centurion CDO 8 Ltd., Series 2005-8A, Class D, 5.752%, 3/8/17(11)	985	728,557
Centurion CDO 9 Ltd., Series 2005-9A, Class D1, 5.00%, 7/17/19(11)	750	553,544
Comstock Funding Ltd., Series 2006-1A, Class D, 4.504%, 5/30/20(8)(11)	692	488,184
Dryden Leveraged Loan, Series 2004-6A, Class C1, 2.804%, 7/30/16(8)(11)	1,500	1,199,243
First CLO Ltd., Series 2004-1A1, Class C, 2.552%, 7/27/16(8)(11)	1,000	907,880
Schiller Park CLO Ltd., Series 2007-1A, Class D, 2.503%, 4/25/21(8)(11)	1,000	732,623

Total Asset-Backed Securities (identified cost $9,514,030)		$7,521,124

Common Stocks — 2.0%

Security	Shares	Value
Air Transport — 0.0%(9)
Delta Air Lines, Inc.(12)	3,971	$31,331

		$31,331

Automotive — 0.7%
Dayco Products, LLC(7)(12)(13)	18,702	$1,047,312
Hayes Lemmerz International, Inc.(7)(12)(13)	44,747	2,684,820

		$3,732,132

Building and Development — 0.1%
Panolam Holdings Co.(7)(12)(14)	253	$243,551
United Subcontractors, Inc.(7)(12)(13)	508	38,970

		$282,521

Chemicals and Plastics — 0.0%
Wellman Holdings, Inc.(7)(12)(13)	438	$0

		$0

Diversified Manufacturing — 0.0%(9)
MEGA Brands, Inc.(12)	16,150	$152,712

		$152,712

Ecological Services and Equipment — 0.0%(9)
Environmental Systems Products Holdings, Inc.(7)(12)(14)	6,211	$140,307

		$140,307

Financial Intermediaries — 0.0%(9)
RTS Investor Corp.(7)(12)(13)	78	$17,180

		$17,180

Food Service — 0.0%(9)
Buffets, Inc.(7)(12)	23,029	$94,995

		$94,995

Leisure Goods/Activities/Movies — 0.2%
Metro-Goldwyn-Mayer Holdings, Inc.(12)(13)	50,438	$1,121,302

		$1,121,302

Lodging and Casinos — 0.1%
Greektown Superholdings, Inc.(12)	71	$4,970
Tropicana Entertainment, Inc.(7)(12)(13)	35,670	575,179

		$580,149

Security	Shares	Value
Nonferrous Metals/Minerals — 0.1%
Euramax International, Inc.(12)(13)	701	$224,384

		$224,384

Oil and Gas — 0.0%(9)
SemGroup Corp.(12)	1,397	$32,522

		$32,522

Publishing — 0.6%
Ion Media Networks, Inc.(7)(12)(13)	3,990	$2,793,000
MediaNews Group, Inc.(7)(12)(13)	10,718	203,104
Source Interlink Companies, Inc.(7)(12)(13)	2,290	80,471
SuperMedia, Inc.(12)	9,554	34,872

		$3,111,447

Steel — 0.2%
KNIA Holdings, Inc.(7)(12)(13)	23,138	$311,669
RathGibson Acquisition Co., LLC(7)(12)(14)	19,800	662,310

		$973,979

Total Common Stocks (identified cost $4,634,402)		$10,494,961

Preferred Stocks — 0.0%(9)

Security	Shares	Value
Commercial Services & Supplies — 0.0%(9)
Environmental Systems Products Holdings, Inc., Series A(7)(12)(14)	1,422	$89,103

Total Preferred Stocks (identified cost $24,885)		$89,103

Warrants — 0.0%(9)

Security	Shares	Value
Oil and Gas — 0.0%(9)
SemGroup Corp., Expires 11/30/14(12)	1,470	$8,151

		$8,151

Publishing — 0.0%
Reader’s Digest Association, Inc. (The), Expires 2/19/14(7)(12)(13)	1,450	$0

		$0

Retailers (Except Food and Drug) — 0.0%
Oriental Trading Co., Inc., Expires 2/11/16(7)(12)(13)	6,730	$0
Oriental Trading Co., Inc., Expires 2/11/16(7)(12)(13)	6,134	0

		$0

Total Warrants (identified cost $15)		$8,151

Short-Term Investments — 1.4%

	Interest/
	Principal
	Amount
Description	(000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.10%(15)	$1,931	$1,930,511
State Street Bank and Trust Euro Time Deposit, 0.01%, 8/1/11	5,404	5,403,802

Total Short-Term Investments (identified cost $7,334,313)		$7,334,313

Total Investments — 158.6% (identified cost $815,641,444)		$820,122,862

Less Unfunded Loan Commitments — (0.2)%		$(870,244)

Net Investments — 158.4% (identified cost $814,771,200)		$819,252,618

Other Assets, Less Liabilities — (33.0)%		$(170,697,416)

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (25.4)%		$(131,305,464)

Net Assets Applicable to Common Shares — 100.0%		$517,249,738

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

EUR	-	Euro

GBP	-	British Pound Sterling

*		In U.S. dollars unless otherwise indicated.

(1)		Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)		This Senior Loan will settle after July 31, 2011, at which time the interest rate will be determined.

(3)		Unfunded or partially unfunded loan commitments. The Trust may enter into certain credit agreements all or a portion of which may be unfunded. The Trust is obligated to fund these commitments at the borrower’s discretion.

(4)		Defaulted matured security. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(5)		Represents a payment-in-kind security which may pay all or a portion of interest/dividends in additional par/shares.

(6)		Currently the issuer is in default with respect to interest payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(7)		Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(8)		Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At July 31, 2011, the aggregate value of these securities is $30,605,072 or 5.9% of the Trust’s net assets applicable to common shares.

(9)		Amount is less than 0.05%.

(10)		Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(11)		Variable rate security. The stated interest rate represents the rate in effect at July 31, 2011.

(12)		Non-income producing security.

(13)		Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(14)		Restricted security.

(15)		Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2011. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2011 was $22,682.

A summary of open financial instruments at July 31, 2011 is as follows:

Forward Foreign Currency Exchange Contracts

Sales

Settlement				Net Unrealized
Date	Deliver	In Exchange For	Counterparty	Depreciation
8/31/11	British Pound Sterling 3,372,334	United States Dollar 5,515,267	JPMorgan Chase Bank	$(18,615)
8/31/11	Euro 10,103,827	United States Dollar 14,225,582	Citigroup Global Markets	(283,525)
9/30/11	British Pound Sterling 7,487,205	United States Dollar 11,981,325	Goldman Sachs, Inc.	(300,877)
9/30/11	Euro 10,586,261	United States Dollar 15,163,072	HSBC Bank USA	(27,159)
10/31/11	Euro 9,200,904	United States Dollar 13,179,144	Deutsche Bank	(12,509)

				$(642,685)

At July 31, 2011, the Trust had sufficient cash and/or securities to cover commitments under these contracts.

The Trust is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Trust holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Trust enters into forward foreign currency exchange contracts. The Trust also enters into such contracts to hedge the currency risk of investments it anticipates purchasing.

At July 31, 2011, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is foreign exchange risk was $642,685.

The cost and unrealized appreciation (depreciation) of investments of the Trust at July 31, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$815,353,672

Gross unrealized appreciation	$20,608,916
Gross unrealized depreciation	(16,709,970)

Net unrealized appreciation	$3,898,946

Restricted Securities

At July 31, 2011, the Trust owned the following securities (representing 0.2% of net assets applicable to common shares) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Trust has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

	Date of
Description	Acquisition	Shares	Cost		Value
Common Stocks
Environmental Systems Products Holdings, Inc.	10/25/07	6,211	$0	(1)	$140,307
Panolam Holdings Co.	12/30/09	253	139,024		243,551
RathGibson Acquisition Co., LLC	6/14/10	19,800	105,079		662,310

Total Common Stocks			$244,103		$1,046,168

Preferred Stocks
Environmental Systems Products Holdings, Inc., Series A	10/25/07	1,422	$24,885		$89,103

Total Restricted Stocks			$268,988		$1,135,271

(1)	Less than $0.50.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2011, the hierarchy of inputs used in valuing the Trust’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Senior Floating-Rate Interests (Less Unfunded Loan Commitments)	$—	$740,117,970	$1,999,732	$742,117,702
Corporate Bonds & Notes	—	50,952,226	735,038	51,687,264
Asset-Backed Securities	—	7,521,124	—	7,521,124
Common Stocks	251,437	1,350,656	8,892,868	10,494,961
Preferred Stocks	—	—	89,103	89,103
Warrants	—	8,151	0	8,151
Short-Term Investments	—	7,334,313	—	7,334,313

Total Investments	$251,437	$807,284,440	$11,716,741	$819,252,618

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(642,685)	$—	$(642,685)

Total	$—	$(642,685)	$—	$(642,685)

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in	Investments in
	Senior	Corporate			Investments in
	Floating-Rate	Bonds &	Investments in	Investments in	Warrants
	Interests	Notes	Common Stocks	Preferred Stocks	and Miscellaneous	Total
Balance as of October 31, 2010	$1,958,716	$528,020	$1,650,143	$328,797	$0	$4,465,676
Realized gains (losses)	(1,421,030)	(559,778)	84,469	117,398	—	(1,778,941)
Change in net unrealized appreciation (depreciation)	693,899	798,826	4,081,221	(214,792)	—	5,359,154
Cost of purchases	353,146	11,454	1,828	—	—	366,428
Proceeds from sales	(211,445)	(80,522)	(219,504)	(142,300)	—	(653,771)
Accrued discount (premium)	5,535	32,499	—	—	—	38,034
Transfers to Level 3*	620,911	4,539	3,294,711	—	—	3,920,161
Transfers from Level 3*	—	—	—	—	—	—

Balance as of July 31, 2011	$1,999,732	$735,038	$8,892,868	$89,103	$0	$11,716,741

Change in net unrealized appreciation (depreciation) on investments still held as of July 31, 2011	$(490,139)	$237,381	$4,081,221	$(75,238)	$—	$3,753,225

*	Transfers are reflected at the value of the securities at the beginning of the period. Transfers from Level 2 to Level 3 were due to a reduction in the availability of significant observable inputs in determining the fair value of these investments.

At July 31, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For information on the Trust’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Eaton Vance Senior Floating-Rate Trust

By:	/s/ Scott H. Page
Scott H. Page
President

Date: September 26, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Scott H. Page
Scott H. Page
President

Date: September 26, 2011

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date: September 26, 2011